Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Banks's Shareholders (Detail)		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022
Disclosure of ownership structure of shareholders [line items]
Participating Interest	24.99%
Carballo Delfin Jorge Ezequiel [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest		18.38%
Voting Interest		20.04%
ANSES FGS Law No. 26425 [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest		28.80%
Voting Interest		26.91%
Grouped shareholders (Local Stock Exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest		11.79%
Voting Interest		11.21%
Grouped shareholders (Foreign stock exchanges) [member]
Disclosure of ownership structure of shareholders [line items]
Participating Interest		23.75%
Voting Interest		22.19%
Fideicomiso de Garantía JHB BMA
Disclosure of ownership structure of shareholders [line items]
Participating Interest		17.28%
Voting Interest		19.65%